INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
	As of December 31,
	2017	2018
	RMB	RMB
Trademark	3,260,160	4,653,340
Computer software	33,693,210	46,119,755
Less: accumulated amortization	(11,210,959)	(15,411,685)
Intangible assets, net	25,742,411	35,361,410